Restructuring charges	9 Months Ended
Sep. 30, 2015
Restructuring and Related Activities [Abstract]
Restructuring charges

7. Restructuring charges

On April 26, 2015, the Company announced that its Phase 2b CUPID 2 trial did not meet its primary and secondary endpoints. No safety issues were noted. In light of the CUPID 2 results and following analysis of the CUPID 2 data, the Company’s board of directors, in two phases prior to September 30, 2015, approved an approximately 70% aggregate reduction of the Company’s peak workforce of 34 employees to reduce operating expenses and conserve cash resources. The Company has also committed to retention payments payable to certain key employees if such employees remain with the Company until December 31, 2015 or are terminated by the Company without cause prior to such date.

Restructuring charges for each period were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Employee severance and related costs	$675	$—	$3,543	$—
Facility lease termination costs	1,127	—	1,127	—
Asset impairments	(21)	—	192	—

Total restructuring and asset impairment charges	$1,781	$—	$4,862	$—

The accrued restructuring activity during the nine months ended September 30, 2015 was as follows:

	Employee Severance and Related Costs	Facility Lease Termination Costs	Total
Accrued restructuring balance as of December 31, 2014	$—	$—	$—
Additional accruals	3,543	1,127	4,670
Cash payments	(2,934)	(1,127)	(4,061)

Accrued restructuring balance as of September 30, 2015	$609	$—	$609

The Company recorded the additional accruals as restructuring charges in the consolidated statements of operations. The accrued restructuring balance as of September 30, 2015, is presented as a current liability in the consolidated balance sheets and is expected to be paid within the fourth quarter of 2015. The charges incurred during the nine months ended September 30, 2015, included $2.4 million related to employee severance costs, which impacted 25 employees who were notified of their termination prior to September 30, 2015, $1.1 million related to retention payment accruals, and $1.1 million related to facility lease termination costs. The Company expects to record an additional $0.3 million related to retention payments in the fourth quarter of 2015.

Following the announcement on June 26, 2015, that the Company had suspended further research and development of its MYDICAR programs, the Company determined that certain equipment used in the MYDICAR manufacturing process was impaired and an asset impairment charge of $0.2 million was recorded to restructuring charges in the consolidated statements of operations for the nine months ended September 30, 2015. The equipment was subsequently sold in September 2015.

The Company may incur additional charges in connection with future restructuring activities.